Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2026
Entity File Number	001-32146
Entity Registrant Name	DSS, INC.
Entity Central Index Key	0000771999
Entity Tax Identification Number	16-1229730
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	275 Wiregrass Pkwy
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	(585)
Local Phone Number	325-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.02 par value per share
Trading Symbol	DSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false